Subsequent Events (Details) - USD ($)					1 Months Ended
	Feb. 08, 2019	Sep. 26, 2018	Dec. 13, 2017	Aug. 03, 2017	Apr. 30, 2019	Mar. 20, 2019	Jan. 25, 2019	Dec. 21, 2018	Aug. 22, 2018	May 16, 2018	Mar. 31, 2019	Jan. 28, 2019
Subsequent Events (Textual)
Principal balance of note											$ 50,000	$ 7,500
Accrued interest	$ 575
2015 Equity Plan [Member]
Subsequent Events (Textual)
Vested options		$ 4,000,000				$ 180,000			$ 4,000,000
Exercise price		$ 0.65	$ 1.00	$ 1.00		$ 1.00		$ 0.50	$ 1.00	$ 1.00
Stock option expiration date		Sep. 26, 2022	Dec. 13, 2021	Aug. 03, 2021		Mar. 20, 2023			Aug. 22, 2022	May 16, 2022
Grant options vested, description						Two grants totaling 80,000 options vest after one year and one grant of 100,000 options vests after two years.
Stock Purchase Agreement [Member]
Subsequent Events (Textual)
Sale of shares of common stock							4,015,500
Sale of shares price per share							$ 0.50
Aggregate sale of common stock							$ 2,007,750
Description of promissory note payable							The aggregate consideration consisted of (1) cash in the aggregate amount of $1,432,750, (2) a promissory note from a single non-affiliate investor in the aggregate principal amount of $500,000, (3) a full-recourse promissory note payable by Dan Erdberg in the amount of $50,000 and (4) a full-recourse promissory note payable by Kendall Carpenter in the amount of $25,000. Each note bears an interest rate at a fixed rate of 3% per annum and principal and interest under the notes may be prepaid at any time without penalty. The non-affiliate note was fully repaid on February 8, 2019, including $575 in accrued interest. The Erdberg and Carpenter notes have a maturity date of January 25, 2020. The principal amount of the Carpenter note was reduced by $7,500 on January 28, 2019 leaving a principal balance of $17,500.
Subsequent Event [Member]
Subsequent Events (Textual)
Principal balance of note					$ 17,500
Accrued interest					$ 134
Redeemed shares of common stock					100,000
Cancelled note					$ 50,000
Accrued interest of note					$ 267